UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30

Date of reporting period: OCTOBER 1, 2019 – MARCH 31, 2020

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

March 31, 2020

AMG SouthernSun Small Cap Fund
Class N: SSSFX	Class I: SSSIX

AMG SouthernSun U.S. Equity Fund
Class N: SSEFX	Class I: SSEIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	033120	SAR076

AMG Funds Semi-Annual Report – March 31, 2020 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG SouthernSun Small Cap Fund	4

AMG SouthernSun U.S. Equity Fund	6

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	11

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	12

Detail of changes in assets for the past two fiscal periods

Financial Highlights	13

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	17

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	22

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended March 31, 2020	Expense Ratio for the Period	Beginning Account Value 10/01/19	Ending Account Value 03/31/20	Expenses Paid During the Period*
AMG SouthernSun Small Cap Fund
Based on Actual Fund Return
Class N	1.25%	$1,000	$735	$5.42
Class I	1.00%	$1,000	$737	$4.34
Based on Hypothetical 5% Annual Return
Class N	1.25%	$1,000	$1,019	$6.31
Class I	1.00%	$1,000	$1,020	$5.05
AMG SouthernSun U.S. Equity Fund
Based on Actual Fund Return
Class N	1.34%	$1,000	$713	$5.74
Class I	1.09%	$1,000	$713	$4.67
Based on Hypothetical 5% Annual Return
Class N	1.34%	$1,000	$1,018	$6.76
Class I	1.09%	$1,000	$1,020	$5.50

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Fund Performance (unaudited) Periods ended March 31, 2020

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended March 31, 2020.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG SouthernSun Small Cap Fund[2,3,4,5,6,7]

Class N	(26.47%)	(25.38%)	(5.59%)	5.72%	6.82%	10/01/03

Class I	(26.33%)	(25.16%)	(5.35%)	6.01%	7.71%	09/30/09
Russell 2000® Index[9]	(23.72%)	(23.99%)	(0.25%)	6.90%	6.61%	10/01/03	†
Russell 2000® Value Index[10]	(30.20%)	(29.64%)	(2.42%)	4.79%	5.52%	10/01/03	†
AMG SouthernSun U.S. Equity Fund[2,3,4,5,6,7,8]

Class N	(28.74%)	(28.25%)	(7.30%)	—	0.99%	04/10/12

Class I	(28.68%)	(28.08%)	(7.07%)	—	1.23%	04/10/12
Russell 2500® Index[11]	(23.72%)	(22.47%)	0.49%	—	7.13%	04/10/12	†
Russell 2500® Value Index[12]	(30.02%)	(28.60%)	(2.14%)	—	5.06%	04/10/12	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

†	Date reflects inception date of the Fund, not the index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of March 31, 2020. All returns are in U.S. dollars ($).

[2]

AMG SouthernSun Small Cap Fund’s and AMG SouthernSun U.S. Equity Fund’s inception dates and returns for all periods beginning prior to March 31, 2014 reflects performance of the predecessor funds, SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund, respectively, and were managed by SouthernSun Asset Management, LLC with the same investment objectives and substantially similar investment policies.

[3]	From time to time the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[5]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[6]  Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[7]  The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[8]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[9]  The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[10] The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[11] The Russell 2500® Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance. Unlike the Fund, the Russell 2500® Index is unmanaged, is not available for investment and does not incur expenses.

[12] The Russell 2500® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small to mid-sized stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2500® Value Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG SouthernSun Small Cap Fund Fund Snapshots (unaudited) March 31, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	40.4

Consumer Discretionary	15.2

Consumer Staples	10.8

Information Technology	9.3

Materials	6.9

Health Care	5.4

Energy	0.4

Short-Term Investments	15.7

Other Assets Less Liabilities	(4.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Darling Ingredients, Inc.	6.6

Dycom Industries, Inc.	5.6

The Brink’s Co.	5.6

Hill-Rom Holdings, Inc.	5.4

The Timken Co.	5.2

AGCO Corp.	5.1

Belden, Inc.	4.8

Sanderson Farms, Inc.	4.3

Extended Stay America, Inc.	4.2

Trinity Industries, Inc.	4.1

Top Ten as a Group	50.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG SouthernSun Small Cap Fund Schedule of Portfolio Investments (unaudited) March 31, 2020

	Shares	Value

Common Stocks - 88.4%

Consumer Discretionary - 15.2%

Dorman Products, Inc.*	11,163	$616,979

Extended Stay America, Inc.	706,622	5,165,407

Murphy USA, Inc.*	41,927	3,536,962

Polaris, Inc.	74,758	3,599,598

ServiceMaster Global Holdings, Inc.*	48,563	1,311,201

Thor Industries, Inc.[1]	112,575	4,748,413

Total Consumer Discretionary		18,978,560

Consumer Staples - 10.8%

Darling Ingredients, Inc.*	426,742	8,180,644

Sanderson Farms, Inc.	42,841	5,283,152

Total Consumer Staples		13,463,796

Energy - 0.4%

Ovintiv, Inc.	173,441	468,291

Health Care - 5.4%

Hill-Rom Holdings, Inc.	66,878	6,727,927

Industrials - 40.4%

Aegion Corp.*	238,229	4,271,446

AGCO Corp.	135,376	6,396,516

The Brink’s Co.	134,178	6,983,965

Clean Harbors, Inc.*	99,171	5,091,439

Crane Co.	96,447	4,743,263

Dycom Industries, Inc.*,1	273,673	7,019,712

Enerpac Tool Group Corp.	255,980	4,236,469

The Timken Co.	199,793	6,461,306

	Shares	Value

Trinity Industries, Inc.	318,483	$5,118,022

Total Industrials		50,322,138

Information Technology - 9.3%

Belden, Inc.	167,086	6,028,463

Broadridge Financial Solutions, Inc.	48,630	4,611,583

NIC, Inc.	40,052	921,196

Total Information Technology		11,561,242

Materials - 6.9%

Koppers Holdings, Inc.*	290,342	3,591,530

Stepan Co.	56,502	4,998,167

Total Materials		8,589,697

Total Common Stocks
(Cost $140,641,600)		110,111,651

Short-Term Investments - 15.7%

Other Investment Companies - 15.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[2]	6,442,345	6,442,345

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[2]	6,442,345	6,442,345

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[2]	6,637,567	6,637,567

Total Short-Term Investments

(Cost $19,522,257)		19,522,257

Total Investments - 104.1%
(Cost $160,163,857)		129,633,908

Other Assets, less Liabilities - (4.1)%		(5,078,240)

Net Assets - 100.0%		$124,555,668

*	Non-income producing security.

[1]

Some of these securities, amounting to $8,144,135 or 6.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$110,111,651	—	—	$110,111,651

Short-Term Investments

Other Investment Companies	19,522,257	—	—	19,522,257

Total Investments in Securities	$129,633,908	—	—	$129,633,908

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended March 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG SouthernSun U.S. Equity Fund Fund Snapshots (unaudited) March 31, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	39.9

Consumer Discretionary	17.8

Information Technology	11.0

Health Care	7.6

Consumer Staples	6.9

Financials	5.5

Materials	4.8

Energy	0.4

Short-Term Investments	6.7

Other Assets Less Liabilities	(0.6)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Darling Ingredients, Inc.	6.9

Centene Corp.	6.5

Dycom Industries, Inc.	6.0

The Brink’s Co.	5.7

The Timken Co.	5.3

AGCO Corp.	5.1

Westrock Co.	4.8

Extended Stay America, Inc.	4.1

Trinity Industries, Inc.	3.9

Clean Harbors, Inc.	3.9

Top Ten as a Group	52.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG SouthernSun U.S. Equity Fund Schedule of Portfolio Investments (unaudited) March 31, 2020

	Shares	Value
Common Stocks - 93.9%
Consumer Discretionary - 17.8%

Extended Stay America, Inc.	217,070	$1,586,782

Hanesbrands, Inc.[1]	178,681	1,406,219

Murphy USA, Inc.*	12,928	1,090,606

Polaris, Inc.	20,476	985,919

ServiceMaster Global Holdings, Inc.*	16,321	440,667

Thor Industries, Inc.[1]	34,105	1,438,549

Total Consumer Discretionary		6,948,742

Consumer Staples - 6.9%

Darling Ingredients, Inc.*	141,401	2,710,657

Energy - 0.4%

Ovintiv, Inc.	57,988	156,568

Financials - 5.5%

First Horizon National Corp. [1]	143,846	1,159,399

SEI Investments Co.	21,082	976,940

Total Financials		2,136,339

Health Care - 7.6%

Centene Corp.*	42,791	2,542,213

Molina Healthcare, Inc.*	3,093	432,123

Total Health Care		2,974,336

Industrials - 39.9%

AGCO Corp.	41,899	1,979,728

The Brink’s Co.	42,571	2,215,820

Clean Harbors, Inc.*	29,577	1,518,483

Crane Co.	30,815	1,515,482

Dycom Industries, Inc.*,1	92,238	2,365,905

IDEX Corp.	9,225	1,274,065

The Timken Co.	64,548	2,087,482

Trinity Industries, Inc.[1]	95,059	1,527,598

Watsco, Inc.	7,060	1,115,692

Total Industrials		15,600,255

	Shares	Value
Information Technology - 11.0%

Broadridge Financial Solutions, Inc.	14,442	$1,369,535

Knowles Corp.*	111,772	1,495,509

The Western Union Co.[1]	80,114	1,452,467

Total Information Technology		4,317,511

Materials - 4.8%

Westrock Co.	66,319	1,874,175

Total Common Stocks
(Cost $44,857,014)		36,718,583

	Principal Amount
Short-Term Investments - 6.7%

Joint Repurchase Agreements - 0.1%[2]

Citibank N.A., dated 03/31/20, due 04/01/20, 0.010% total to be received $41,040 (collateralized by various U.S. Treasuries, 0.125% - 6.500%, 07/31/20 - 11/15/49, totaling $41,861)	$41,040	41,040

	Shares
Other Investment Companies - 6.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[3]	853,534	853,534

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[3]	853,535	853,535

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[3]	879,399	879,399

Total Other Investment Companies		2,586,468

Total Short-Term Investments
(Cost $2,627,508)		2,627,508

Total Investments - 100.6%
(Cost $47,484,522)		39,346,091

Other Assets, less Liabilities - (0.6)%		(234,009)

Net Assets - 100.0%		$39,112,082

*	Non-income producing security.
[1]

Some of these securities, amounting to $7,783,888 or 19.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG SouthernSun U.S. Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$36,718,583	—	—	$36,718,583

Short-Term Investments

Joint Repurchase Agreements	—	$41,040	—	41,040

Other Investment Companies	2,586,468	—	—	2,586,468

Total Investments in Securities	$39,305,051	$41,040	—	$39,346,091

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended March 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) March 31, 2020

	AMG SouthernSun Small Cap Fund	AMG SouthernSun U.S. Equity Fund
Assets:

Investments at value[1] (including securities on loan valued at $8,144,135, and $7,783,888, respectively)	$129,633,908	$39,346,091

Dividend and interest receivables	45,867	31,619

Securities lending income receivable	924	679

Receivable for Fund shares sold	521,395	6,475

Receivable from affiliate	—	4,252

Prepaid expenses and other assets	19,087	12,162

Total assets	130,221,181	39,401,278

Liabilities:

Payable upon return of securities loaned	—	41,040

Payable for investments purchased	5,319,873	—

Payable for Fund shares repurchased	206,570	171,700

Accrued expenses:

Investment advisory and management fees	79,409	27,317

Administrative fees	15,882	5,463

Distribution fees	5,955	963

Other	37,824	42,713

Total liabilities	5,665,513	289,196

Net Assets	$124,555,668	$39,112,082

[1] Investments at cost	$160,163,857	$47,484,522

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG SouthernSun Small Cap Fund	AMG SouthernSun U.S. Equity Fund

Net Assets Represent:

Paid-in capital	$155,069,484	$50,778,072

Total distributable loss	(30,513,816)	(11,665,990)

Net Assets	$124,555,668	$39,112,082

Class N:

Net Assets	$27,332,237	$4,109,036

Shares outstanding	1,733,854	489,293

Net asset value, offering and redemption price per share	$15.76	$8.40

Class I:

Net Assets	$97,223,431	$35,003,046

Shares outstanding	6,046,796	4,186,848

Net asset value, offering and redemption price per share	$16.08	$8.36

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended March 31, 2020

	AMG SouthernSun Small Cap Fund	AMG SouthernSun U.S. Equity Fund

Investment Income:

Dividend income	$1,043,168	$728,529

Interest income	705	—

Securities lending income	7,111	8,978

Foreign withholding tax	(4,065)	(2,201)

Total investment income	1,046,919	735,306

Expenses:

Investment advisory and management fees	572,500	269,026

Administrative fees	114,500	53,805

Distribution fees - Class N	48,577	8,329

Professional fees	19,865	17,746

Registration fees	19,275	24,920

Reports to shareholders	12,857	8,952

Custodian fees	12,202	12,243

Trustee fees and expenses	6,695	4,062

Transfer agent fees	3,906	3,329

Miscellaneous	2,909	5,794

Total expenses before offsets	813,286	408,206

Expense reimbursements	—	(5,642)

Expense reductions	—	(7,498)

Net expenses	813,286	395,066

Net investment income	233,633	340,240

Net Realized and Unrealized Loss:

Net realized gain on investments	1,534,803	7,874,824

Net change in unrealized appreciation/depreciation on investments	(46,200,333)	(21,198,230)

Net realized and unrealized loss	(44,665,530)	(13,323,406)

Net decrease in net assets resulting from operations	$(44,431,897)	$(12,983,166)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended March 31, 2020 (unaudited) and the fiscal year ended September 30, 2019

	AMG SouthernSun Small Cap Fund		AMG SouthernSun U.S. Equity Fund

	March 31, 2020	September 30, 2019	March 31, 2020	September 30, 2019

Decrease in Net Assets Resulting From Operations:

Net investment income	$233,633	$321,758	$340,240	$1,259,012

Net realized gain (loss) on investments	1,534,803	11,004,443	7,874,824	(3,037,805)

Net change in unrealized appreciation/depreciation on investments	(46,200,333)	(34,966,325)	(21,198,230)	(37,527,100)

Net decrease in net assets resulting from operations	(44,431,897)	(23,640,124)	(12,983,166)	(39,305,893)

Distributions to Shareholders:

Class N	(2,169,967)	(1,879,621)	(70,397)	(303,270)

Class I	(6,062,517)	(4,140,540)	(955,671)	(13,176,945)

Class C1	—	—	—	(411,195)

Total distributions to shareholders	(8,232,484)	(6,020,161)	(1,026,068)	(13,891,410)

Capital Share Transactions:[2]

Net increase (decrease) from capital share transactions	32,798,640	(60,021,678)	(33,897,338)	(153,779,289)

Total decrease in net assets	(19,865,741)	(89,681,963)	(47,906,572)	(206,976,592)

Net Assets:

Beginning of period	144,421,409	234,103,372	87,018,654	293,995,246

End of period	$124,555,668	$144,421,409	$39,112,082	$87,018,654

[1]	Effective May 31, 2019, Class C shares were converted into Class N shares.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG SouthernSun Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended September 30,
	March 31, 2020
Class N	(unaudited)	2019	2018	2017 [1]	2016	2015

Net Asset Value, Beginning of Period	$22.59	$25.59	$25.79	$21.16	$21.09	$28.23

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.01	0.00 [4]	(0.05)	(0.04)	0.00 [4,5]	0.01

Net realized and unrealized gain (loss) on investments	(5.56)	(2.10)	(0.15)	4.67	2.42	(5.01)

Total income (loss) from investment operations	(5.55)	(2.10)	(0.20)	4.63	2.42	(5.00)

Less Distributions to Shareholders from:

Net investment income	(0.01)	—	—	—	(0.02)	—

Net realized gain on investments	(1.27)	(0.90)	—	—	(2.33)	(2.14)

Total distributions to shareholders	(1.28)	(0.90)	—	—	(2.35)	(2.14)

Net Asset Value, End of Period	$15.76	$22.59	$25.59	$25.79	$21.16	$21.09

Total Return[3,6]	(26.47)%[7]	(7.46)%	(0.78)%	21.88%	12.97%	(18.94)%

Ratio of net expenses to average net assets[8]	1.25%[9]	1.24%	1.21%	1.21%	1.20%	1.19%

Ratio of gross expenses to average net assets[10]	1.25%[9]	1.24%	1.21%	1.21%	1.21%	1.20%

Ratio of net investment income (loss) to average net assets[3]	0.12%[9]	0.02%	(0.20)%	(0.19)%	0.01%	0.04%

Portfolio turnover	10%[7]	29%	20%	21%	16%	31%

Net assets end of period (000’s) omitted	$27,332	$40,279	$60,916	$110,092	$139,603	$193,335

AMG SouthernSun Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended September 30,
	March 31, 2020
Class I	(unaudited)	2019	2018	2017 [1]	2016	2015

Net Asset Value, Beginning of Period	$23.04	$26.02	$26.16	$21.46	$21.43	$28.62

Income (loss) from Investment Operations:

Net investment income[2,3]	0.04	0.06	0.01	0.01	0.06 [5]	0.08

Net realized and unrealized gain (loss) on investments	(5.66)	(2.14)	(0.15)	4.74	2.45	(5.09)

Total income (loss) from investment operations	(5.62)	(2.08)	(0.14)	4.75	2.51	(5.01)

Less Distributions to Shareholders from:

Net investment income	(0.07)	—	—	(0.05)	(0.11)	(0.01)

Net realized gain on investments	(1.27)	(0.90)	—	—	(2.37)	(2.17)

Total distributions to shareholders	(1.34)	(0.90)	—	(0.05)	(2.48)	(2.18)

Net Asset Value, End of Period	$16.08	$23.04	$26.02	$26.16	$21.46	$21.43

Total Return[3,6]	(26.33)%[7]	(7.25)%	(0.54)%	22.19%	13.23%	(18.73)%

Ratio of net expenses to average net assets[8]	1.00%[9]	0.99%	0.96%	0.96%	0.95%	0.94%

Ratio of gross expenses to average net assets[10]	1.00%[9]	0.99%	0.96%	0.96%	0.96%	0.95%

Ratio of net investment income to average net assets[3]	0.37%[9]	0.27%	0.05%	0.06%	0.27%	0.29%

Portfolio turnover	10%[7]	29%	20%	21%	16%	31%

Net assets end of period (000’s) omitted	$97,223	$104,143	$173,188	$250,213	$210,363	$281,778

[1]	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Less than $0.005 per share.

[5]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.01) and $0.05 for Class N and Class I shares, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Includes reduction from broker recapture amounting to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and 0.01% for the fiscal years ended 2019, 2018, 2017, 2016, and 2015, respectively.

[9]	Annualized.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG SouthernSun U.S. Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended September 30,
	March 31, 2020
Class N	(unaudited)	2019	2018		2017[1]	2016	2015

Net Asset Value, Beginning of Period	$11.90	$14.40	$14.09		$12.63	$11.77	$13.89

Income (loss) from Investment Operations:

Net investment income[2,3]	0.04	0.07	0.02		0.01	0.03	0.03

Net realized and unrealized gain (loss) on investments	(3.41)	(1.85)	0.29		1.47	1.33	(1.83)

Total income (loss) from investment operations	(3.37)	(1.78)	0.31		1.48	1.36	(1.80)

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.05)	(0.00	)4	(0.02)	(0.02)	–

Net realized gain on investments	–	(0.67)	–		–	(0.48)	(0.32)

Total distributions to shareholders	(0.13)	(0.72)	(0.00	)4	(0.02)	(0.50)	(0.32)

Net Asset Value, End of Period	$8.40	$11.90	$14.40		$14.09	$12.63	$11.77

Total Return[3,5]	(28.74)%[6]	(11.50)%	2.22%		11.71%	12.13%	(13.20)%

Ratio of net expenses to average net assets[7]	1.34%[8]	1.19%	1.19%		1.20%	1.20%	1.18%

Ratio of gross expenses to average net assets[9]	1.37%[8]	1.25%	1.20%		1.20%	1.20%	1.20%

Ratio of net investment income to average net assets[3]	0.71%[8]	0.58%	0.17%		0.08%	0.23%	0.25%

Portfolio turnover	4%[6]	18%	46%		18%	16%	22%

Net assets end of period (000’s) omitted	$4,109	$7,206	$8,516		$31,038	$45,902	$50,529

AMG SouthernSun U.S. Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended September 30,
	March 31, 2020
Class I	(unaudited)	2019	2018	2017[1]	2016	2015

Net Asset Value, Beginning of Period	$11.86	$14.44	$14.14	$12.67	$11.83	$13.94

Income (loss) from Investment Operations:

Net investment income[2,3]	0.06	0.10	0.06	0.04	0.06	0.07

Net realized and unrealized gain (loss) on investments	(3.41)	(1.87)	0.29	1.48	1.34	(1.85)

Total income (loss) from investment operations	(3.35)	(1.77)	0.35	1.52	1.40	(1.78)

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.14)	(0.05)	(0.05)	(0.08)	(0.01)

Net realized gain on investments	–	(0.67)	–	–	(0.48)	(0.32)

Total distributions to shareholders	(0.15)	(0.81)	(0.05)	(0.05)	(0.56)	(0.33)

Net Asset Value, End of Period	$8.36	$11.86	$14.44	$14.14	$12.67	$11.83

Total Return[3,5]	(28.68)%[6]	(11.27)%	2.46%	12.02%	12.42%	(12.98)%

Ratio of net expenses to average net assets[7]	1.09%[8]	0.94%	0.94%	0.95%	0.95%	0.93%

Ratio of gross expenses to average net assets[9]	1.12%[8]	1.00%	0.95%	0.95%	0.95%	0.95%

Ratio of net investment income to average net assets[3]	0.96%[8]	0.81%	0.42%	0.33%	0.49%	0.53%

Portfolio turnover	4%[6]	18%	46%	18%	16%	22%

Net assets end of period (000’s) omitted	$35,003	$79,813	$273,774	$770,603	$676,962	$715,376

[1]	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Less than $(0.005) per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to 0.01% for the six months ended March 31, 2020 and 0.06%, 0.01%, less than 0.01%, less than 0.01% and 0.02% for the fiscal years ended 2019, 2018, 2017, 2016 and 2015, respectively.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited) March 31, 2020

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG SouthernSun Small Cap Fund (“Small Cap”) and AMG SouthernSun U.S. Equity Fund (“U.S. Equity”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Each Fund offers Class N and Class I shares. Effective May 31, 2019, U.S. Equity Class C shares were converted to Class N shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds are non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Notes to Financial Statements (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

U.S. Equity had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended March 31, 2020, the impact on the expenses and expense ratios were as follows: U.S. Equity - $7,498, or 0.01% of average net assets.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to redesignation of dividends paid and tax equalization utilized. Temporary differences are due to wash sales and qualified late-year deferred losses.

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net

Small Cap	$160,163,857	$11,162,377	$(41,692,326)	$(30,529,949)

U.S. Equity	47,484,522	4,645,573	(12,784,004)	(8,138,431)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2019, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended September 30, 2020, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Prior to March 1, 2019, the Funds deducted a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occured within 60 days of the purchase of those shares. For the fiscal year ended September 30, 2019, Small Cap and U.S. Equity had redemption fees amounting to $2,290, and $3,675, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended March 31, 2020 (unaudited) and the fiscal year ended September 30, 2019, the capital stock transactions by class for the Funds were as follows:

		Small Cap				U.S. Equity

	March 31, 2020		September 30, 2019		March 31, 2020		September 30, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	158,816	$2,989,168	95,253	$2,119,270	2,653	$29,668	26,574	$324,800

Reinvestment of distributions	89,110	2,112,804	98,931	1,839,129	5,327	69,789	29,173	296,113

Cost of shares repurchased	(297,296)	(6,497,321)	(791,545)	(17,149,131)	(124,169)	(1,467,423)	(419,017)	(5,105,912)

Share Conversion	–	–	–	–	–	–	377,354	4,264,933

Net increase (decrease)	(49,370)	$(1,395,349)	(597,361)	$(13,190,732)	(116,189)	$(1,367,966)	14,084	$(220,066)

Class I:

Proceeds from sale of shares	2,170,446	$46,514,597	1,507,885	$32,754,198	135,316	$1,438,053	2,236,387	$26,346,742

Reinvestment of distributions	230,350	5,567,569	195,057	3,692,437	69,928	911,161	1,067,897	10,775,083

Cost of shares repurchased	(873,326)	(17,888,177)	(3,839,294)	(83,277,581)	(2,749,940)	(34,878,586)	(15,534,484)	(181,139,259)

Net increase (decrease)	1,527,470	$34,193,989	(2,136,352)	$(46,830,946)	(2,544,696)	$(32,529,372)	(12,230,200)	$(144,017,434)

Class C:[1]

Proceeds from sale of shares	–	–	–	–	–	–	5,449	$61,092

Reinvestment of distributions	–	–	–	–	–	–	41,257	402,258

Cost of shares repurchased	–	–	–	–	–	–	(498,860)	(5,740,206)

Share Conversion	–	–	–	–	–	–	(394,138)	(4,264,933)

Net decrease	–	–	–	–	–	–	(846,292)	$(9,541,789)

[1]	Effective May 31, 2019, Class C shares were converted into Class N shares.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2020, the market value of Repurchase agreements outstanding for U.S. Equity was $41,040.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by SouthernSun Asset Management, LLC (“SouthernSun”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in SouthernSun.

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended March 31, 2020, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	0.75%

U.S. Equity	0.75%

The Investment Manager has contractually agreed, through at least February 1, 2021, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap and U.S. Equity to 1.25% and 1.09%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At March 31, 2020, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	U.S. Equity

2-3 years	$5,642

Total	$5,642

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. The Plan further provides for periodic payments by the Trust or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the plan by Class N shares of each Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended March 31, 2020, Small Cap lent an average of $2,825,649 for four days earning interest of $705 at a weighted average rate of 2.277%. The interest income amount is included in the Statement of Operations as interest income. U.S. Equity borrowed an average of $8,154,009 for five days paying interest of $2,742 at a weighted average rate of 2.455%. The interest expense amount is included in the Statement of Operations as miscellaneous expense. At March 31, 2020, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2020, were as follows:

Notes to Financial Statements (continued)

	Long Term Securities

Fund	Purchases	Sales

Small Cap	$31,151,101	$12,969,613

U.S. Equity	2,735,235	37,973,678

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2020.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap	$8,144,135	—	$8,454,777	$8,454,777

U.S. Equity	7,783,888	$41,040	8,175,986	8,217,026

The following table summarizes the securities received as collateral for securities lending at March 31, 2020:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap	U.S. Treasury Obligations	0.000%-6.875%	04/07/20-11/15/49

U.S. Equity	U.S. Treasury Obligations	0.000%-5.500%	04/07/20-08/15/49

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

U.S. Equity

Citibank N.A.	$41,040	—	$41,040	$41,040	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 19, 2020, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

SouthernSun Asset Management, LLC

6070 Poplar Avenue

Suite 300

Memphis, TN 38119

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com	25

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund—Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	033120 SAR076

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	May 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	May 20, 2020

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	May 20, 2020